OTHER INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 2,294
2018	1,951
2019	1,323
2020	524
2021 and thereafter	1,507
Other Intangible Assets Amortization Expense	$ 7,599	$ 7,684